Capital Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Remaining Minimum Capital Lease Obligations

The remaining minimum capital lease obligations, with terms in excess of one year subsequent to December 31, 2014, are as follows:

Year ending December 31,
2015	$290
2016	290
2017	254
2018	51
2019	28

Total minimum rentals	913
Less: total amounts representing interest	(83)

Capital lease obligations	$830